OIL AND NATURAL GAS SALES - Oil and Natural Gas Sales, Net of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Oil and natural gas sales	$ 1,572,955	$ 1,610,899	$ 1,141,770
Royalties	(318,149)	(318,163)	(221,077)
Oil and natural gas sales, net of royalties	$ 1,254,806	$ 1,292,736	$ 920,693
Type of revenue	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember	us-gaap:OilAndGasMember